Finance Liabilities	12 Months Ended
Dec. 31, 2024
Finance Liabilities [Abstract]
Finance Liabilities
9.

Finance Liabilities
On March 29, 2022, the Company

sold
Florida

to an unrelated third party

and leased back the vessel

from
the buyer for

a period of
ten years
, under which

the Company pays

a fixed monthly

hire. The Company

has
the option to

repurchase the vessel

at specific prices, after

the end of

the third year

of the charter period
and for

each year

thereafter,

and the

obligation to

purchase the

vessel on

the expiration

of the

lease on
the tenth year.

On August 17, 2022, the

Company entered into
two

sale and leaseback agreements with two

unaffiliated
third parties for New Orleans

and
Santa Barbara
. The vessels

were delivered

to their buyers

on September
8, 2022 and

September 12,

2022, respectively

and the

Company chartered-in

both vessels

under bareboat
charter parties for a period of eight years
, each, under which the Company pays

fixed monthly hire. Under
the bareboat charter, the

Company has the

option to repurchase

the vessel at

specific prices, after

the end
of the

third year

of the

charter period

and for

each year

thereafter, and the

obligation to

purchase the

vessel
on the expiration of the lease on the eighth year.

On December 6, 2022, the Company

sold
DSI Andromeda

to an unrelated third party and leased

back the
vessel under

a bareboat

agreement, for

a period

of
ten years
, under

which the

Company pays

fixed monthly
hire. The Company

has the

option to

repurchase the vessel

at specific prices,

after the end

of the

third year
of

the

charter

period

and

for

each

year

thereafter,

and

the

obligation

to

purchase

the

vessel

on

the
expiration of the lease on the tenth year.

The Company determined

that, under ACS

842-40 Sale and

Leaseback Transactions, the

transactions are
failed

sales

and

consequently the

assets

were not

derecognized from

the

financial

statements

and

the
proceeds from the sale of the vessels were accounted for as financial liabilities. As of December

31, 2024
and

2023,

finance

liability

amounted

to

$
9,608

and

$
9,221
,

respectively,

included

in

finance

liabilities,
current and $ 113,300

and $
122,908

respectively included in finance liabilities, net of

current portion. As of
December 31, 2024, the

weighted average remaining lease

term of the above lease

agreements was
6.70
years, the

average interest rate

was
4.83
% and

the sublease

income during the

years ended

December
31, 2024 was $ 28,814 , included in time charter revenues.
As of

December 31,

2024, and

throughout

the term

of the

leases,

the Company

has annual

finance liabilities
as shown in the table below:

Period Principal Repayment
Year 1 $ 9,808
Year 2 10,224
Year 3 10,661
Year 4 11,151
Year 5 11,604
Year 6 and

thereafter
70,452
Total $ 123,900